Transamerica Core Bond

SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES - 34.3%
Aerospace & Defense - 0.8%
Boeing Co.
3.50%, 03/01/2039	$ 2,285,000	$ 1,823,543
5.81%, 05/01/2050	686,000	647,994
6.53%, 05/01/2034	1,124,000	1,203,750
6.86%, 05/01/2054	1,555,000	1,665,820
General Electric Co.
4.13%, 10/09/2042	1,710,000	1,402,607
4.50%, 03/11/2044	2,157,000	1,852,818
HEICO Corp.
5.35%, 08/01/2033	2,965,000	2,965,995
Hexcel Corp.
4.90%, 05/15/2031	2,584,000	2,552,039
		14,114,566
Automobile Components - 0.2%
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031 (A)	590,000	584,767
ZF North America Capital, Inc.
6.88%, 04/23/2032 (A)	2,225,000	2,185,994
		2,770,761
Automobiles - 0.7%
General Motors Financial Co., Inc.
5.10%, 09/15/2031	2,196,000	2,182,936
6.15%, 07/15/2035	1,710,000	1,749,521
Hyundai Capital America
5.40%, 06/23/2032 (A)	4,172,000	4,187,295
Stellantis Financial Services U.S. Corp.
5.80%, 06/15/2031 (A)	3,870,000	3,796,512
		11,916,264
Banks - 4.6%
Bank of America Corp.
Fixed until 02/06/2036, 5.05% (B), 02/06/2037	5,096,000	4,907,329
Fixed until 09/15/2028, 5.82% (B), 09/15/2029	8,885,000	9,064,117
Barclays PLC
Fixed until 02/24/2036, 5.21% (B), 02/24/2037	5,308,000	5,050,865
CaixaBank SA
Fixed until 09/13/2033, 6.84% (B), 09/13/2034 (A)	6,634,000	7,118,481
First Citizens BancShares, Inc.
Fixed until 03/12/2030, 5.23% (B), 03/12/2031	3,724,000	3,681,510
First-Citizens Bank & Trust Co.
Fixed until 07/13/2028, 5.10% (B), 07/13/2029	2,011,000	2,005,976
Goldman Sachs Group, Inc.
Fixed until 10/21/2031, 2.65% (B), 10/21/2032	4,145,000	3,641,635
Fixed until 01/21/2036, 5.07% (B), 01/21/2037	2,736,000	2,605,911
Fixed until 02/02/2036, 5.39% (B), 02/02/2041	3,869,000	3,664,909
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Intesa Sanpaolo SpA
Fixed until 11/21/2032, 8.25% (B), 11/21/2033 (A)(C)	$ 2,609,000	$ 2,977,662
JPMorgan Chase & Co.
Fixed until 01/23/2029, 5.01% (B), 01/23/2030	3,440,000	3,449,527
Fixed until 04/23/2036, 5.15% (B), 04/23/2037	3,318,000	3,217,343
Fixed until 02/05/2036, 5.19% (B), 02/05/2037	3,715,000	3,567,582
Fixed until 10/23/2028, 6.09% (B), 10/23/2029	1,463,000	1,502,292
Morgan Stanley
Fixed until 03/12/2031, 4.71% (B), 03/12/2032	4,885,000	4,774,210
Fixed until 04/10/2036, 5.30% (B), 04/10/2037	1,323,000	1,283,932
Fixed until 01/18/2036, 5.31% (B), 01/18/2041	3,487,000	3,304,760
Fixed until 04/19/2034, 5.83% (B), 04/19/2035	3,187,000	3,246,157
UBS Group AG
Fixed until 08/10/2031, 4.59% (B), 08/10/2032 (A)	2,291,000	2,223,442
Wells Fargo & Co.
Fixed until 01/24/2030, 5.24% (B), 01/24/2031	2,992,000	3,011,816
Fixed until 04/23/2035, 5.61% (B), 04/23/2036	2,967,000	2,985,219
		77,284,675
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	2,630,000	2,127,871
Biotechnology - 0.7%
Amgen, Inc.
2.80%, 08/15/2041	1,729,000	1,212,822
5.60%, 03/02/2043	1,494,000	1,432,020
CSL Finance PLC
4.63%, 04/27/2042 (A)	1,730,000	1,481,726
Gilead Sciences, Inc.
5.10%, 06/15/2035	2,810,000	2,780,749
Royalty Pharma PLC
5.20%, 09/25/2035	1,920,000	1,869,481
5.40%, 09/02/2034	2,314,000	2,300,533
		11,077,331
Building Products - 0.1%
Vulcan Materials Co.
5.35%, 12/01/2034	2,124,000	2,116,241
Capital Markets - 0.6%
Ares Capital Corp.
5.25%, 04/12/2031	4,396,000	4,248,429
Ares Strategic Income Fund
5.45%, 09/09/2028	1,530,000	1,521,026
Blackstone Secured Lending Fund
5.25%, 09/04/2029	2,592,000	2,549,973
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Goldman Sachs Private Credit Corp.
6.15%, 06/16/2031 (A)	$ 1,977,000	$ 1,951,399
		10,270,827
Chemicals - 0.4%
CF Industries, Inc.
5.30%, 11/26/2035	3,591,000	3,510,449
OCP SA
6.75%, 05/02/2034 (A)	2,093,000	2,147,354
Westlake Corp.
5.55%, 11/15/2035	1,134,000	1,100,594
		6,758,397
Commercial Services & Supplies - 1.4%
ADT Security Corp.
4.13%, 08/01/2029 (A)	1,958,000	1,875,501
Ashtead Capital, Inc.
5.55%, 05/30/2033 (A)	2,700,000	2,688,990
Element Fleet Management Corp.
5.04%, 03/25/2030 (A)	4,595,000	4,574,913
Equifax, Inc.
5.65%, 08/15/2033	857,000	859,814
ERAC USA Finance LLC
5.25%, 04/30/2036 (A)	2,344,000	2,293,166
Experian Finance U.S., Inc.
5.35%, 08/24/2036 (A)	3,500,000	3,397,570
Herc Holdings, Inc.
7.00%, 06/15/2030 (A)	1,663,000	1,715,000
Quanta Services, Inc.
2.90%, 10/01/2030	2,608,000	2,402,005
5.25%, 08/09/2034	620,000	612,465
Triton Container International Ltd./TAL International Container Corp.
5.15%, 02/15/2033	1,116,000	1,079,842
Veralto Corp.
5.45%, 09/18/2033	1,685,000	1,698,696
		23,197,962
Communications Equipment - 0.8%
NTT Finance Corp.
4.62%, 07/16/2028 (A)	2,043,000	2,034,333
Orange SA
4.75%, 01/13/2033 (A)	1,766,000	1,706,120
T-Mobile USA, Inc.
3.50%, 04/15/2031	2,644,000	2,466,410
3.88%, 04/15/2030	2,371,000	2,277,145
5.00%, 02/15/2036	1,816,000	1,720,902
Verizon Communications, Inc.
2.99%, 10/30/2056	4,562,000	2,492,891
4.75%, 01/15/2033	994,000	962,813
		13,660,614
Construction & Engineering - 0.1%
Sitios Latinoamerica SAB de CV
6.00%, 11/25/2029 (A)	2,021,000	2,052,326
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Consumer Staples Distribution & Retail - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (A)	$ 3,010,000	$ 2,604,604
Containers & Packaging - 0.1%
Sonoco Products Co.
5.75%, 11/01/2040 (C)	1,834,000	1,812,129
Diversified REITs - 1.1%
American Tower Trust #1
3.65%, 03/15/2048 (A)	2,395,000	2,350,558
GLP Capital LP/GLP Financing II, Inc.
5.63%, 03/01/2036	2,730,000	2,617,630
Safehold GL Holdings LLC
6.10%, 04/01/2034 (C)	2,157,000	2,222,998
SBA Tower Trust
1.63%, 05/15/2051 (A)	5,961,000	5,908,249
VICI Properties LP
4.95%, 02/15/2030	3,296,000	3,258,540
WP Carey, Inc.
5.20%, 09/15/2036	2,488,000	2,400,433
		18,758,408
Electric Utilities - 2.8%
AEP Transmission Co. LLC
5.25%, 06/01/2036	8,068,000	7,935,688
Chile Electricity Lux MPC II SARL
5.58%, 10/20/2035 (A)	3,244,339	3,216,762
Duke Energy Corp.
3.75%, 09/01/2046	4,104,000	2,936,717
4.95%, 09/15/2035	4,120,000	3,947,808
Duke Energy Indiana LLC
4.95%, 03/15/2036	906,000	871,618
Duke Energy Progress LLC
3.60%, 09/15/2047	1,911,000	1,344,863
Edison International
4.80%, 03/15/2031	4,201,000	4,062,271
Generadora de Gatun SA
6.87%, 09/30/2044 (A)	1,389,000	1,391,782
NRG Energy, Inc.
6.00%, 02/01/2033 (A)	641,000	639,073
Pacific Gas & Electric Co.
2.50%, 02/01/2031	2,090,000	1,864,568
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	5,015,000	4,952,852
Sempra
Fixed until 01/01/2031, 6.38% (B), 04/01/2056	4,924,000	4,939,279
Vistra Operations Co. LLC
5.25%, 10/15/2035 (A)	4,294,000	4,093,213
5.35%, 01/31/2036 (A)	3,144,000	3,009,221
6.88%, 04/15/2032 (A)	2,193,000	2,265,126
		47,470,841
Electrical Equipment - 0.0% *
WESCO Distribution, Inc.
5.25%, 04/15/2031 (A)	381,000	374,654
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electronic Equipment, Instruments & Components - 0.8%
Arrow Electronics, Inc.
5.88%, 04/10/2034	$ 1,895,000	$ 1,915,439
Hubbell, Inc.
4.80%, 11/15/2035	3,234,000	3,069,666
Keysight Technologies, Inc.
4.95%, 10/15/2034	3,090,000	2,987,248
Sensata Technologies, Inc.
4.38%, 02/15/2030 (A)	1,965,000	1,894,873
Tyco Electronics Group SA
5.00%, 05/09/2035	3,304,000	3,211,739
		13,078,965
Energy Equipment & Services - 0.1%
Oceaneering International, Inc.
6.88%, 07/15/2034 (A)	1,159,000	1,185,904
Financial Services - 1.2%
Avolon Holdings Funding Ltd.
5.75%, 11/15/2029 (A)	4,247,000	4,315,865
Capital One Financial Corp.
Fixed until 09/11/2035, 5.20% (B), 09/11/2036	4,029,000	3,856,791
Fixed until 07/26/2034, 5.88% (B), 07/26/2035	4,252,000	4,296,895
Gabx Leasing LLC
5.30%, 04/15/2036 (A)	1,640,000	1,585,354
Rocket Cos., Inc.
6.13%, 08/01/2030 (A)	2,120,000	2,137,187
UWM Holdings LLC
6.25%, 03/15/2031 (A)	2,362,000	2,107,490
6.63%, 02/01/2030 (A)	1,925,000	1,785,719
		20,085,301
Food Products - 2.2%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP
5.75%, 03/31/2034 (A)	3,236,000	3,008,645
6.25%, 03/15/2033 (A)	416,000	402,926
BAT Capital Corp.
4.54%, 08/15/2047	3,122,000	2,470,749
5.63%, 08/15/2035 (C)	3,930,000	3,990,155
Bunge Ltd. Finance Corp.
5.15%, 08/04/2035	4,016,000	3,923,006
Cargill, Inc.
5.13%, 02/11/2035 (A)	2,467,000	2,454,991
Imperial Brands Finance PLC
4.88%, 02/07/2032 (A)	2,900,000	2,842,450
5.63%, 07/01/2035 (A)	3,370,000	3,330,093
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	4,216,000	4,113,104
Kraft Heinz Foods Co.
5.20%, 07/15/2045	2,788,000	2,397,874
Kroger Co.
5.00%, 09/15/2034	1,776,000	1,721,281
Philip Morris International, Inc.
4.63%, 10/29/2035	4,140,000	3,908,839
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Food Products (continued)
Pilgrim's Pride Corp.
6.88%, 05/15/2034	$ 2,104,000	$ 2,240,066
		36,804,179
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
4.75%, 03/15/2038	2,223,000	2,090,884
Baxter International, Inc.
5.65%, 12/15/2035	2,119,000	2,070,996
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033 (A)(C)	2,735,000	2,690,345
VSP Optical Group, Inc.
5.65%, 06/01/2036 (A)	3,368,000	3,341,232
		10,193,457
Health Care Providers & Services - 1.2%
Cigna Group
2.40%, 03/15/2030	1,647,000	1,511,223
5.25%, 01/15/2036	2,869,000	2,813,290
HCA, Inc.
4.90%, 11/15/2035	3,358,000	3,177,622
6.00%, 04/01/2054	2,300,000	2,157,829
Health Care Service Corp. A Mutual Legal Reserve Co.
5.88%, 06/15/2054 (A)	2,582,000	2,363,334
Humana, Inc.
Fixed until 06/15/2031, 6.63% (B), 09/15/2056	2,993,000	2,945,026
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	3,187,000	3,055,418
UnitedHealth Group, Inc.
5.15%, 07/15/2034	1,892,000	1,876,723
		19,900,465
Hotels, Restaurants & Leisure - 0.8%
Carnival Corp. Ltd.
5.75%, 08/01/2032 (A)	1,394,000	1,381,153
6.13%, 02/15/2033 (A)	1,918,000	1,918,094
Hyatt Hotels Corp.
5.40%, 12/15/2035	2,032,000	1,978,902
Marriott International, Inc.
5.10%, 05/01/2038	2,579,000	2,418,372
MGM Resorts International
6.13%, 09/15/2029	3,144,000	3,163,354
Royal Caribbean Cruises Ltd.
5.25%, 02/27/2038	3,557,000	3,340,961
		14,200,836
Insurance - 1.0%
Brown & Brown, Inc.
5.25%, 06/23/2032	861,000	850,557
5.55%, 06/23/2035	3,323,000	3,258,426
Constellation Insurance, Inc.
6.80%, 01/24/2030 (A)	7,344,000	7,262,620
Fortitude Group Holdings LLC
6.25%, 04/01/2030 (A)	1,236,000	1,258,912
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (B), 10/01/2050	$ 3,549,000	$ 3,276,293
Fixed until 09/15/2027, 4.50% (B), 09/15/2047	533,000	526,293
Fixed until 09/15/2028, 5.70% (B), 09/15/2048	1,160,000	1,161,214
		17,594,315
Internet & Catalog Retail - 1.0%
AppLovin Corp.
5.50%, 12/01/2034	2,555,000	2,516,471
Booking Holdings, Inc.
5.38%, 05/07/2036	867,000	853,776
Expedia Group, Inc.
5.40%, 02/15/2035 (C)	3,397,000	3,306,226
Meta Platforms, Inc.
4.55%, 05/15/2031	3,132,000	3,056,435
5.25%, 05/15/2036	4,185,000	4,012,445
Uber Technologies, Inc.
4.80%, 09/15/2034	1,337,000	1,279,917
5.35%, 09/15/2054	1,799,000	1,591,356
		16,616,626
IT Services - 0.4%
Dell International LLC/EMC Corp.
4.85%, 02/01/2035	2,704,000	2,570,121
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	3,530,000	3,382,230
		5,952,351
Machinery - 0.4%
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	5,305,000	5,027,430
Ingersoll Rand, Inc.
5.45%, 06/15/2034	2,168,000	2,178,458
		7,205,888
Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
5.75%, 04/01/2048	2,158,000	1,698,633
Comcast Corp.
2.94%, 11/01/2056	1,017,000	513,722
NBCUniversal Media LLC
4.45%, 01/15/2043	2,106,000	1,804,291
Space Exploration Technologies Corp.
5.88%, 07/15/2036 (A)	4,651,000	4,344,423
		8,361,069
Metals & Mining - 0.5%
Anglo American Capital PLC
4.50%, 03/15/2028 (A)	3,182,000	3,164,791
Glencore Funding LLC
2.63%, 09/23/2031 (A)	2,545,000	2,250,603
5.20%, 07/01/2033 (A)	2,296,000	2,262,047
		7,677,441
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Mortgage Real Estate Investment Trusts - 0.2%
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (A)	$ 1,229,000	$ 1,231,058
6.00%, 04/15/2030 (A)	1,423,000	1,426,657
		2,657,715
Office REITs - 0.1%
Boston Properties LP
5.75%, 01/15/2035	2,017,000	2,002,194
Oil, Gas & Consumable Fuels - 3.2%
Diamondback Energy, Inc.
5.40%, 04/18/2034	3,145,000	3,135,148
Ecopetrol SA
7.75%, 02/01/2032	1,496,000	1,544,710
Enbridge, Inc.
4.90%, 06/20/2030	1,880,000	1,875,983
5.45%, 03/27/2036	1,079,000	1,067,603
5.63%, 04/05/2034	3,143,000	3,180,309
Fixed until 04/15/2030, 5.75% (B), 07/15/2080	1,662,000	1,659,107
Fixed until 10/15/2028, 8.25% (B), 01/15/2084	3,231,000	3,399,338
Energy Transfer LP
5.15%, 03/15/2045	1,048,000	904,747
5.55%, 02/15/2028	845,000	855,378
5.95%, 10/01/2043	812,000	769,509
Equinor ASA
4.75%, 11/14/2035	4,993,000	4,774,915
Esentia Energy Development SAB de CV
6.13%, 07/30/2033 (A)	594,000	581,170
Greensaif Pipelines Bidco SARL
5.85%, 02/23/2036 (A)	1,972,000	1,959,417
Hess Midstream Operations LP
6.50%, 06/01/2029 (A)	1,923,000	1,955,626
ONEOK, Inc.
6.10%, 11/15/2032	3,685,000	3,826,982
Petroleos Mexicanos
6.84%, 01/23/2030	3,109,000	3,155,588
7.69%, 01/23/2050	641,000	571,802
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	1,813,000	1,799,546
Saudi Arabian Oil Co.
5.00%, 02/02/2036 (A)	3,493,000	3,355,470
Sunoco LP
5.63%, 03/15/2031 (A)	557,000	549,764
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	3,707,000	3,594,921
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	2,459,000	2,380,946
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (A)	4,089,000	4,531,642
Western Midstream Operating LP
6.15%, 04/01/2033	2,598,000	2,672,189
Williams Cos., Inc.
5.40%, 03/04/2044	688,000	626,652
		54,728,462
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Paper & Forest Products - 0.1%
Georgia-Pacific LLC
4.95%, 06/30/2032 (A)	$ 1,672,000	$ 1,659,418
Passenger Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	126	122
United Airlines Pass-Through Trust
3.75%, 03/03/2028	1,697,814	1,696,497
		1,696,619
Pharmaceuticals - 1.4%
Bayer U.S. Finance II LLC
5.50%, 07/30/2035 (A)	2,703,000	2,634,644
Bristol-Myers Squibb Co.
4.63%, 05/15/2044	2,828,000	2,419,898
Cencora, Inc.
4.90%, 02/13/2036	1,626,000	1,556,396
CVS Health Corp.
5.45%, 09/15/2035	3,319,000	3,284,725
6.00%, 06/01/2044	2,576,000	2,486,291
Fixed until 12/10/2029, 7.00% (B), 03/10/2055	3,638,000	3,745,845
Merck & Co., Inc.
5.00%, 05/17/2053	1,071,000	926,874
Mylan, Inc.
5.40%, 11/29/2043	1,971,000	1,674,894
Pfizer Investment Enterprises Pte. Ltd.
5.11%, 05/19/2043	2,285,000	2,084,976
Takeda U.S. Financing, Inc.
5.20%, 07/07/2035	2,965,000	2,905,085
		23,719,628
Residential REITs - 0.3%
American Homes 4 Rent LP
5.50%, 02/01/2034	2,918,000	2,903,116
Invitation Homes Operating Partnership LP
4.95%, 02/01/2032	1,815,000	1,787,700
		4,690,816
Retail REITs - 0.2%
Store Capital LLC
4.95%, 02/11/2031	2,718,000	2,660,667
Semiconductors & Semiconductor Equipment - 1.4%
Broadcom, Inc.
3.14%, 11/15/2035	3,062,000	2,488,983
4.95%, 01/15/2036	2,749,000	2,580,435
Foundry JV Holdco LLC
5.88%, 01/25/2034 (A)	2,528,000	2,509,899
5.90%, 01/25/2033 (A)	2,594,000	2,641,861
Intel Corp.
4.80%, 10/01/2041	2,526,000	2,168,907
Kioxia Holdings Corp.
6.25%, 07/24/2030 (A)	4,949,000	5,061,021
Microchip Technology, Inc.
5.05%, 03/15/2029	2,775,000	2,783,906
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Semiconductors & Semiconductor Equipment (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 11/30/2051	$ 1,222,000	$ 759,510
5.25%, 08/19/2035	2,888,000	2,808,267
		23,802,789
Software - 1.3%
Intuit, Inc.
5.50%, 06/15/2036 - 09/15/2053	4,639,000	4,188,881
Oracle Corp.
5.70%, 02/04/2036	2,811,000	2,602,334
5.88%, 09/26/2045	2,168,000	1,778,909
5.95%, 09/26/2055	837,000	665,029
6.90%, 11/09/2052	2,662,000	2,401,237
Roper Technologies, Inc.
4.90%, 10/15/2034	1,727,000	1,640,927
Salesforce, Inc.
4.65%, 03/15/2029	2,454,000	2,443,117
5.55%, 03/15/2036	1,799,000	1,754,259
ServiceNow, Inc.
5.40%, 05/15/2036	1,813,000	1,770,852
Synopsys, Inc.
5.15%, 04/01/2035	1,663,000	1,613,725
5.70%, 04/01/2055	1,192,000	1,093,123
		21,952,393
Transportation Infrastructure - 0.6%
Avolon Holdings Funding Ltd.
4.90%, 10/10/2030 (A)	3,511,000	3,449,333
GXO Logistics, Inc.
2.65%, 07/15/2031	3,729,000	3,280,101
6.50%, 05/06/2034	1,676,000	1,736,442
United Parcel Service, Inc.
5.25%, 05/14/2035 (C)	1,752,000	1,755,487
		10,221,363
Total Corporate Debt Securities (Cost $588,612,115)		577,017,332
U.S. GOVERNMENT OBLIGATIONS - 26.1%
U.S. Treasury - 24.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	6,790,300	3,052,983
1.38%, 11/15/2040 - 08/15/2050	12,204,000	6,356,886
1.88%, 11/15/2051	5,750,000	2,989,326
2.00%, 02/15/2050	6,871,000	3,798,911
2.25%, 08/15/2046 - 02/15/2052	8,643,000	5,172,505
2.38%, 05/15/2051	8,091,000	4,801,503
2.50%, 02/15/2045 - 05/15/2046	6,608,600	4,362,400
2.75%, 08/15/2047 - 11/15/2047	11,289,000	7,602,499
2.88%, 05/15/2049	4,242,500	2,869,156
3.00%, 11/15/2045 - 08/15/2052	18,724,400	12,945,605
3.13%, 02/15/2042 - 05/15/2048	12,481,000	9,336,113
3.63%, 02/15/2044 - 05/15/2053	9,863,500	7,592,503
4.00%, 11/15/2052	4,104,000	3,342,836
4.13%, 08/15/2053	3,453,000	2,871,116
4.25%, 02/15/2054 - 08/15/2054	4,986,600	4,234,295
4.50%, 11/15/2054	4,260,000	3,773,594
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bonds (continued)
4.63%, 05/15/2044 - 11/15/2055	$ 23,132,000	$ 21,071,938
4.75%, 02/15/2045 - 02/15/2056	22,027,800	20,379,243
5.00%, 05/15/2045 - 05/15/2046	3,755,000	3,634,614
5.25%, 02/15/2029	945,100	968,691
U.S. Treasury Notes
0.63%, 05/15/2030 - 08/15/2030	25,638,800	22,098,160
1.25%, 08/15/2031	7,393,000	6,337,187
1.50%, 02/15/2030	6,100,000	5,531,937
1.63%, 05/15/2031	11,440,900	10,069,333
1.88%, 02/15/2032	3,951,000	3,450,797
2.75%, 02/15/2028 - 08/15/2032	23,477,000	22,503,995
3.13%, 08/31/2027	6,623,000	6,549,526
3.38%, 05/15/2033	5,575,000	5,193,679
3.50%, 01/31/2028 - 02/28/2031	11,881,000	11,619,111
3.63%, 05/31/2028 - 09/30/2031	50,310,000	48,934,092
3.75%, 12/31/2030 - 08/31/2031	24,594,000	23,878,801
3.88%, 11/30/2027 - 08/15/2033	41,787,100	40,989,402
4.00%, 05/31/2030	6,173,000	6,089,086
4.13%, 02/28/2027 - 04/30/2033	43,480,000	43,082,740
4.38%, 05/15/2036	7,467,500	7,271,478
4.50%, 05/31/2029	2,871,000	2,883,561
4.63%, 04/30/2029 - 05/31/2031	9,556,000	9,631,838
		407,271,440
U.S. Treasury Inflation-Protected Securities - 1.9%
U.S. Treasury Inflation-Protected Indexed Bonds
1.50%, 02/15/2053	8,667,937	6,217,139
2.50%, 01/15/2029	15,527,147	15,626,021
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	9,960,506	9,246,156
		31,089,316
Total U.S. Government Obligations (Cost $468,015,914)		438,360,756
U.S. GOVERNMENT AGENCY OBLIGATIONS - 25.3%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/2041	8,333,252	7,986,734
5.00%, 12/01/2035	104,253	104,008
5.50%, 04/01/2053 - 07/01/2053	11,168,630	11,108,907
6.00%, 05/01/2031	50,035	50,671
6-Month RFUCC Treasury + 1.36%,
5.36% (B), 05/01/2037	6,808	6,907
6-Month RFUCC Treasury + 1.57%,
5.63% (B), 04/01/2037	8,570	8,716
5.70% (B), 02/01/2037	1,264	1,285
1-Year RFUCC Treasury + 1.66%,
5.96% (B), 01/01/2038	37,271	38,268
1-Year RFUCC Treasury + 1.75%,
6.00% (B), 12/01/2034	2,958	3,028
1-Year RFUCC Treasury + 1.90%,
6.03% (B), 02/01/2041	6,976	7,161
6-Month RFUCC Treasury + 2.12%,
6.13% (B), 05/01/2037	3,444	3,438
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. (continued)
1-Year RFUCC Treasury + 1.73%,
6.48% (B), 09/01/2035	$ 90,864	$ 93,503
1-Year RFUCC Treasury + 1.81%,
6.56% (B), 09/01/2037	5,724	5,909
Federal National Mortgage Association
3.50%, 07/01/2028 - 01/01/2029	183,168	180,666
4.50%, 08/01/2052	9,436,337	8,932,919
5.00%, 04/01/2039 - 02/01/2054	42,985,985	41,841,144
5.50%, 04/01/2036 - 03/01/2053	9,771,553	9,773,267
6.00%, 02/01/2034 - 06/01/2054	9,012,674	9,130,811
6.50%, 06/01/2038 - 05/01/2040	497,507	525,192
6-Month RFUCC Treasury + 0.92%,
4.96% (B), 08/01/2037	315	316
6-Month RFUCC Treasury + 1.52%,
5.59% (B), 01/01/2035	1,848	1,914
1-Year RFUCC Treasury + 1.75%,
5.88% (B), 03/01/2041	6,143	6,315
6.26% (B), 08/01/2035	8,455	8,677
Government National Mortgage Association REMICS, Interest Only STRIPS
0.65% (B), 02/16/2053	1,789,691	26,042
Tennessee Valley Authority
5.88%, 04/01/2036	2,768,000	2,983,355
Uniform Mortgage-Backed Security, TBA
2.00%, 08/01/2056 (D)	28,824,000	22,446,690
2.50%, 08/01/2056 (D)	84,321,000	68,733,863
3.00%, 08/01/2056 (D)	60,594,000	51,649,266
3.50%, 08/01/2041 - 08/01/2056 (D)	32,698,000	29,414,783
4.00%, 08/01/2056 (D)	34,531,000	31,519,790
4.50%, 08/01/2056 (D)	66,545,000	62,480,959
5.00%, 08/01/2041 - 08/01/2056 (D)	20,815,000	20,239,856
5.50%, 08/01/2056 (D)	31,820,000	31,489,239
6.00%, 08/01/2056 (D)	15,407,000	15,576,658
Total U.S. Government Agency Obligations (Cost $434,924,722)		426,380,257
MORTGAGE-BACKED SECURITIES - 7.4%
Alternative Loan Trust
Series 2005-36, Class 2A1A, 1-Month Term SOFR + 0.73%, 4.46% (B), 08/25/2035	206,435	200,824
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	306,758	243,576
Series 2005-51, Class 3A3A, 1-Month Term SOFR + 0.75%, 4.42% (B), 11/20/2035	253,771	227,490
Series 2007-22, Class 2A16, 6.50%, 09/25/2037	4,509,246	1,626,805
Series 2007-5CB, Class 1A31, 5.50%, 04/25/2037	630,571	265,284
Bank5
Series 2025-5YR19, Class A3, 5.27%, 12/15/2058	4,115,000	4,137,890
Bear Stearns Alt-A Trust
Series 2004-11, Class 2A2, 5.08% (B), 11/25/2034	18,334	17,655
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Benchmark Mortgage Trust
Series 2025-V18, Class A3, 5.18%, 10/15/2058	$ 6,300,000	$ 6,310,505
BRAVO Residential Funding Trust
Series 2024-NQM3, Class A1, 6.19% (B), 03/25/2064 (A)	1,829,956	1,838,055
Series 2025-NQM3, Class A1, 5.57% (B), 03/25/2065 (A)	3,140,611	3,147,530
BX Trust
Series 2025-ARIA, Class A, 5.03% (B), 12/13/2042 (A)	3,798,000	3,772,758
CHL Mortgage Pass-Through Trust
Series 2003-60, Class 1A1, 6.12% (B), 02/25/2034	3,428	3,444
Series 2005-3, Class 1A2, 1-Month Term SOFR + 0.69%, 4.42% (B), 04/25/2035	40,466	38,931
CIM Trust
Series 2021-R6, Class A1, 1.43% (B), 07/25/2061 (A)	2,832,829	2,596,148
Citigroup Mortgage Loan Trust, Inc.
Series 2014-A, Class A, 4.00% (B), 01/25/2035 (A)	120,433	116,708
Series 2015-PS1, Class A1, 3.75% (B), 09/25/2042 (A)	96,474	91,726
Series 2018-RP1, Class A1, 3.00% (B), 09/25/2064 (A)	216,012	213,733
COLT Mortgage Loan Trust
Series 2024-2, Class A1, 6.13% (B), 04/25/2069 (A)	1,695,320	1,698,420
Cross Mortgage Trust
Series 2025-H8, Class A1, 5.00% (B), 11/25/2070 (A)	3,843,147	3,797,286
Series 2026-NQM5, Class A1, 5.09% (B), 03/25/2071 (A)	4,585,603	4,538,235
Series 2026-NQM6, Class A1, 5.27% (B), 05/25/2071 (A)	5,433,952	5,397,963
CSMC Trust
Series 2021-RPL6, Class A1, 2.00% (B), 10/25/2060 (A)	2,554,174	2,284,276
ELP Commercial Mortgage Trust
Series 2025-ELP, Class A, 4.60% (B), 11/13/2042 (A)	1,765,000	1,727,339
GCAT Trust
Series 2025-NQM6, Class A1, 4.94% (B), 10/25/2070 (A)	3,279,347	3,244,514
Series 2026-NQM1, Class A1, 4.79% (B), 12/25/2070 (A)	4,740,501	4,673,843
GMACM Mortgage Loan Trust
Series 2005-AR1, Class 3A, 3.84% (B), 03/18/2035	2,184	1,998
Hudson Yards Mortgage Trust
Series 2025-SPRL, Class A, 5.47% (B), 01/13/2040 (A)	5,150,000	5,202,473
Impac CMB Trust
Series 2004-6, Class 1A1, 1-Month Term SOFR + 0.91%, 4.64% (B), 10/25/2034	566	566
IndyMac INDX Mortgage Loan Trust
Series 2007-AR15, Class 2A1, 3.33% (B), 08/25/2037	233,168	165,074
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
JPMorgan Mortgage Trust
Series 2004-A1, Class 1A1, 4.78% (B), 02/25/2034	$ 9,339	$ 8,466
Series 2006-S3, Class 1A12, 6.50%, 08/25/2036	150,017	46,280
Manhattan West Mortgage Trust
Series 2020-1MW, Class A, 2.13%, 09/10/2039 (A)	3,989,042	3,865,844
Series 2020-1MW, Class B, 2.34% (B), 09/10/2039 (A)	5,024,000	4,873,718
MASTR Adjustable Rate Mortgages Trust
Series 2007-R5, Class A1, 5.17% (B), 11/25/2035 (A)	126,853	49,711
Merrill Lynch Mortgage Investors Trust
Series 2003-F, Class A1, 1-Month Term SOFR + 0.75%, 4.48% (B), 10/25/2028	525	518
Series 2004-A1, Class 2A1, 5.65% (B), 02/25/2034	21,745	20,721
Series 2005-A4, Class 2A2, 5.25% (B), 07/25/2035	23,185	21,518
Nationstar Mortgage Loan Trust
Series 2013-A, Class A, 3.75% (B), 12/25/2052 (A)	453,567	428,946
New Residential Mortgage Loan Trust
Series 2014-1A, Class A, 3.75% (B), 01/25/2054 (A)	173,827	166,915
Series 2014-2A, Class A3, 3.75% (B), 05/25/2054 (A)	149,353	140,565
Series 2014-3A, Class AFX3, 3.75% (B), 11/25/2054 (A)	487,243	462,704
Series 2015-2A, Class A1, 3.75% (B), 08/25/2055 (A)	578,340	554,229
Series 2016-2A, Class A1, 3.75% (B), 11/26/2035 (A)	513,610	491,376
Series 2016-3A, Class A1B, 3.25% (B), 09/25/2056 (A)	1,100,825	1,027,111
Series 2017-1A, Class A1, 4.00% (B), 02/25/2057 (A)	899,190	861,587
Series 2017-2A, Class A3, 4.00% (B), 03/25/2057 (A)	1,068,413	1,020,755
Series 2017-3A, Class A1, 4.00% (B), 04/25/2057 (A)	1,486,838	1,415,564
Series 2017-4A, Class A1, 4.00% (B), 05/25/2057 (A)	766,435	725,645
Series 2018-1A, Class A1A, 4.00% (B), 12/25/2057 (A)	459,189	441,397
Series 2018-RPL1, Class A1, 3.50% (B), 12/25/2057 (A)	3,997,217	3,862,864
Series 2019-4A, Class A1B, 3.50% (B), 12/25/2058 (A)	824,192	756,380
Series 2019-5A, Class A1B, 3.50% (B), 08/25/2059 (A)	730,572	676,519
Series 2019-6A, Class A1B, 3.50% (B), 09/25/2059 (A)	1,102,678	1,020,725
OBX Trust
Series 2024-NQM4, Class A1, 6.07% (B), 01/25/2064 (A)	2,232,164	2,238,866
Series 2024-NQM5, Class A1, 5.99% (B), 01/25/2064 (A)	791,819	792,992
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
OBX Trust (continued)
Series 2024-NQM6, Class A1, 6.45% (B), 02/25/2064 (A)	$ 1,436,055	$ 1,442,720
Series 2024-NQM7, Class A1, 6.24% (B), 03/25/2064 (A)	2,282,345	2,290,316
Series 2025-NQM18, Class A1, 5.06% (B), 09/25/2065 (A)	4,551,581	4,518,259
Series 2025-NQM2, Class A1, 5.60% (B), 11/25/2064 (A)	1,750,048	1,753,038
Series 2026-NQM7, Class A1, 5.22% (B), 04/25/2066 (A)	3,905,148	3,881,569
Provident Funding Mortgage Trust
Series 2025-5, Class A2, 5.50% (B), 11/25/2055 (A)	4,073,369	3,998,700
RALI Trust
Series 2007-QO4, Class A1A, 1-Month Term SOFR + 0.49%, 4.22% (B), 05/25/2047	210,566	196,980
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-15, Class 1A1, 4.05% (B), 07/25/2035	169,208	83,818
Series 2007-3, Class 3A1, 4.57% (B), 04/25/2047	452,539	177,587
Structured Asset Mortgage Investments II Trust
Series 2003-AR4, Class A1, 1-Month Term SOFR + 0.81%, 4.48% (B), 01/19/2034	5,641	5,448
Towd Point Mortgage Trust
Series 2017-4, Class A1, 2.75% (B), 06/25/2057 (A)	331,565	326,565
Series 2017-6, Class A1, 2.75% (B), 10/25/2057 (A)	366,093	362,711
Series 2018-4, Class A1, 3.00% (B), 06/25/2058 (A)	1,561,219	1,466,994
Series 2019-1, Class A1, 3.75% (B), 03/25/2058 (A)	3,807,023	3,674,348
Series 2019-4, Class A1, 2.90% (B), 10/25/2059 (A)	5,208,932	4,976,118
Series 2020-4, Class A1, 1.75%, 10/25/2060 (A)	1,749,849	1,583,677
Series 2021-1, Class A1, 2.25% (B), 11/25/2061 (A)	2,097,787	1,963,300
Series 2022-4, Class A1, 3.75%, 09/25/2062 (A)	4,029,047	3,786,549
Series 2023-1, Class A1, 3.75%, 01/25/2063 (A)	5,242,070	4,951,820
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR8, Class 2A1A, 1-Month Term SOFR + 0.69%, 4.42% (B), 07/25/2045	13,069	12,514
Total Mortgage-Backed Securities (Cost $128,592,179)		125,005,996
ASSET-BACKED SECURITIES - 5.8%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A, 5.56%, 07/15/2059 (A)	842,858	846,858
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Accelerated LLC
Series 2021-1H, Class A, 1.35%, 10/20/2040 (A)	$ 239,006	$ 224,452
Avis Budget Rental Car Funding AESOP LLC
Series 2023-7A, Class A, 5.90%, 08/21/2028 (A)	1,935,000	1,956,801
Series 2024-1A, Class A, 5.36%, 06/20/2030 (A)	3,469,000	3,505,672
Barings Equipment Finance LLC
Series 2025-B, Class A3, 4.13%, 10/13/2032 (A)	5,170,000	5,094,366
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (A)	1,753,958	1,768,003
Diameter Capital CLO 1 Ltd.
Series 2021-1A, Class A1R, 3-Month Term SOFR + 1.39%, 5.14% (B), 10/15/2037 (A)	4,000,000	4,005,348
First National Master Note Trust
Series 2023-2, Class A, 5.77%, 09/15/2029	5,315,000	5,325,433
Series 2026-1, Class A, 4.61%, 05/15/2031	5,225,000	5,217,346
GreatAmerica Leasing Receivables Funding LLC
Series 2025-2, Class A3, 4.14%, 12/17/2029 (A)	8,951,000	8,870,365
Hertz Vehicle Financing III LLC
Series 2026-2A, Class A, 5.40%, 11/25/2032 (A)	8,005,000	7,970,518
Hilton Grand Vacations Trust
Series 2024-1B, Class A, 5.75%, 09/15/2039 (A)	655,925	664,599
Series 2024-2A, Class A, 5.50%, 03/25/2038 (A)	1,103,073	1,113,467
Series 2025-2A, Class A, 4.54%, 05/25/2044 (A)	2,662,397	2,641,405
HINNT LLC
Series 2024-A, Class A, 5.49%, 03/15/2043 (A)	2,019,029	2,034,564
Series 2025-B, Class A, 4.51%, 05/15/2045 (A)	1,899,363	1,876,282
ICG U.S. CLO Ltd.
Series 2014-1A, Class A1A3, 3-Month Term SOFR + 1.00%, 4.73% (B), 10/20/2034 (A)	7,305,000	7,306,614
Iskandar Enterprise LLC
Series 2026-1A, Class A21, 5.05%, 04/17/2056 (A)	6,705,000	6,561,007
JG Wentworth XXI LLC
Series 2010-2A, Class A, 4.07%, 01/15/2048 (A)	58,600	58,560
JG Wentworth XXII LLC
Series 2010-3A, Class A, 3.82%, 12/15/2048 (A)	82,696	82,499
JGWPT XXVIII LLC
Series 2013-1A, Class A, 3.22%, 04/15/2067 (A)	654,859	591,662
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
MVW LLC
Series 2022-1A, Class A, 4.15%, 11/21/2039 (A)	$ 1,934,532	$ 1,918,429
Series 2023-1A, Class A, 4.93%, 10/20/2040 (A)	1,613,741	1,614,938
Series 2025-2A, Class A, 4.48%, 10/20/2044 (A)	4,568,183	4,505,035
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (A)	4,335,000	4,271,083
RAAC Trust
Series 2007-RP4, Class A, 1-Month Term SOFR + 0.46%, 4.54% (B), 11/25/2046 (A)	302,333	281,019
SCF Equipment Leasing LLC
Series 2025-1A, Class A3, 5.11%, 11/21/2033 (A)	3,800,000	3,823,942
Sierra Timeshare Receivables Funding LLC
Series 2023-1A, Class A, 5.20%, 01/20/2040 (A)	1,432,645	1,438,089
Series 2023-2A, Class A, 5.80%, 04/20/2040 (A)	859,186	871,441
Series 2023-3A, Class A, 6.10%, 09/20/2040 (A)	1,357,855	1,384,243
Series 2024-1A, Class A, 5.15%, 01/20/2043 (A)	1,930,506	1,936,959
Series 2025-1A, Class A, 4.81%, 01/21/2042 (A)	734,323	730,512
Series 2025-2A, Class A, 4.72%, 04/20/2044 (A)	1,026,560	1,019,223
Vantage Data Centers LLC
Series 2025-1A, Class A2, 5.13%, 08/15/2055 (A)	5,880,000	5,731,983
Total Asset-Backed Securities (Cost $97,829,993)		97,242,717
FOREIGN GOVERNMENT OBLIGATIONS - 0.7%
Colombia - 0.2%
Colombia Government International Bonds
7.75%, 11/07/2036 (C)	2,528,000	2,699,272
Dominican Republic - 0.3%
Dominican Republic International Bonds
6.60%, 06/01/2036 (A)	4,856,000	4,933,696
Israel - 0.1%
Israel Government International Bonds
5.00%, 01/13/2036	2,420,000	2,320,134
Peru - 0.1%
Corporacion Financiera de Desarrollo SA
5.50%, 05/06/2030 (A)	1,705,000	1,717,924
Total Foreign Government Obligations (Cost $11,527,057)		11,671,026
	Principal	Value
COMMERCIAL PAPER - 15.5%
Automobiles - 0.2%
Mercedes-Benz Finance North America LLC
3.87% (E), 08/04/2026 (A)	$ 3,010,000	$ 3,008,736
Banks - 5.9%
BNP Paribas SA
3.95% (E), 10/19/2026	17,000,000	16,855,809
DBS Bank Ltd.
3.88% (E), 08/28/2026 (A)	11,200,000	11,167,648
Lloyds Bank PLC
3.85% (E), 08/27/2026	6,130,000	6,112,893
3.98% (E), 10/08/2026	5,000,000	4,963,669
Nordea Bank Abp
3.87% (E), 08/27/2026 (A)	11,200,000	11,168,827
Sheffield Receivables Co. LLC
3.91% (E), 09/10/2026 (A)	13,500,000	13,441,617
Sumitomo Mitsui Trust
3.99% (E), 11/02/2026 (A)	11,500,000	11,383,085
Toronto-Dominion Bank
3.91% (E), 08/07/2026 (A)	18,000,000	17,987,024
Westpac Securities NZ Ltd.
3.87% (E), 08/13/2026 (A)	5,800,000	5,792,291
		98,872,863
Capital Markets - 0.6%
Lexington Parker Capital Co. LLC
3.94% (E), 09/01/2026 (A)	10,000,000	9,965,944
Chemicals - 0.1%
Air Liquide U.S. LLC
3.91% (E), 09/21/2026 (A)	2,980,000	2,963,858
Financial Services - 8.7%
Anglesea Funding LLC
3.27% (E), 08/31/2026 (A)	8,000,000	7,985,912
Atlantic Asset Securitization LLC
3.89% (E), 08/24/2026 (A)	6,500,000	6,483,722
Barton Capital SA
3.88% (E), 08/03/2026 (A)	12,000,000	11,996,316
Bedford Row Funding Corp.
3.91% (E), 09/01/2026 (A)	12,840,000	12,796,926
Britannia Funding Co. LLC
3.99% (E), 09/11/2026 (A)	15,000,000	14,933,360
Columbia Funding Co. LLC
4.01% (E), 10/14/2026 (A)	13,000,000	12,896,270
Concord Minutemen Capital Co. LLC
4.09% (E), 09/25/2026 (A)	16,900,000	16,798,859
Glencove Funding LLC
3.90% (E), 09/02/2026 (A)	17,500,000	17,439,331
GTA Funding LLC
3.94% (E), 08/06/2026 (A)	18,000,000	17,988,844
Lion Bay Funding LLC
3.98% (E), 09/29/2026 (A)	4,590,000	4,561,006
Mont Blanc Capital Corp.
3.96% (E), 09/15/2026 (A)	6,560,000	6,528,226
4.01% (E), 10/20/2026 (A)	6,000,000	5,948,133
Verto Capital I Compartment C
4.12% (E), 10/22/2026 (A)	4,000,000	3,963,403
Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
	Principal	Value
COMMERCIAL PAPER (continued)
Financial Services (continued)
Victory Receivables Corp.
3.88% (E), 08/10/2026 (A)	$ 6,000,000	$ 5,993,818
		146,314,126
Total Commercial Paper (Cost $261,135,143)		261,125,527
SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 3.0%
U.S. Treasury Bills
3.75% (E), 08/27/2026	3,447,000	3,438,716
3.80% (E), 10/08/2026	11,065,000	10,990,433
3.82% (E), 10/08/2026	36,382,000	36,136,820
Total Short-Term U.S. Government Obligations (Cost $50,550,814)		50,565,969

	Shares	Value
OTHER INVESTMENT COMPANY - 1.1%
Securities Lending Collateral - 1.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (E)	18,159,650	$ 18,159,650
Total Other Investment Company (Cost $18,159,650)		18,159,650
Total Investments (Cost $2,059,347,587)		2,005,529,230
Net Other Assets (Liabilities) - (19.2)%		(323,170,913)
Net Assets - 100.0%		$ 1,682,358,317
FUTURES CONTRACTS:

Long Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
2-Year U.S. Treasury Notes	337	09/30/2026	$69,495,011	$69,290,360	$—	$(204,651)
INVESTMENT VALUATION:

Valuation Inputs (F)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Corporate Debt Securities	$—	$577,017,332	$—	$577,017,332
U.S. Government Obligations	—	438,360,756	—	438,360,756
U.S. Government Agency Obligations	—	426,380,257	—	426,380,257
Mortgage-Backed Securities	—	125,005,996	—	125,005,996
Asset-Backed Securities	—	97,242,717	—	97,242,717
Foreign Government Obligations	—	11,671,026	—	11,671,026
Commercial Paper	—	261,125,527	—	261,125,527
Short-Term U.S. Government Obligations	—	50,565,969	—	50,565,969
Other Investment Company	18,159,650	—	—	18,159,650
Total Investments	$18,159,650	$1,987,369,580	$—	$2,005,529,230
LIABILITIES
Other Financial Instruments
Futures Contracts (G)	$(204,651)	$—	$—	$(204,651)
Total Other Financial Instruments	$(204,651)	$—	$—	$(204,651)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2026, the total value of 144A securities is $607,418,642, representing 36.1% of the
Fund's net assets.

(B)
Floating or variable rate security. The rate disclosed is as of July 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

Transamerica Funds

Transamerica Core Bond

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $20,778,110, collateralized by cash collateral of $18,159,650 and non-cash collateral, such as U.S. government securities of $3,046,760. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after July 31, 2026. Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(E)	Rate disclosed reflects the yield at July 31, 2026.
(F)
There were no transfers in or out of Level 3 during the period ended July 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

(G)	Derivative instruments are valued at unrealized appreciation (depreciation).
PORTFOLIO ABBREVIATION(S):
REIT	Real Estate Investment Trust
RFUCC	Refinitiv USD IBOR Consumer Cash Fallbacks
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Core Bond (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments and derivative instruments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Transamerica Funds

Transamerica Core Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2026
(unaudited)
Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter ("OTC") derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.
Transamerica Funds